Financial risk management and fair values of financial instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial risk management and fair values of financial instruments

28.	Financial risk management and fair values of financial instruments

(a)	Financial risk management

The Group is exposed to a variety of risks including credit risk, liquidity risk and interest rate risk arising in the normal course of its business activities.

The Company’s directors monitor the financial risk management of the Group and take such measures as considered necessary from time to time to minimise such financial risks.

(i)	Credit risk and impairment assessment

Other than those financial assets whose carrying amounts best represent the maximum exposure to credit risk, the group’s maximum exposure to credit risk which will cause a financial loss to the group arising from the amount of trade receivables by the group is disclosed in Note 18. The group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

Amounts due from related companies

The Group considers that the credit risk arising from the remaining amounts due from related companies to be low. In assessing the ECL of amounts due from related companies, the directors of the Company have obtained financial information from these related companies to assess and monitor the credit risk at the end of the reporting period. In this regard, the directors of the Company consider that the Company’s credit risk has not increased significantly.

Trade receivables

The Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix. In addition, trade receivables in connection with bills settled through payment platforms with high credit rating and no past due history. The management of the Group considers these assets are short-term in nature and the estimated loss rate are low as the probability of default is negligible on the basis of high-credit-rating issuers, and accordingly, no expected credit loss was recognised.

Deposits

The Group makes periodic assessment on the recoverability of these balances based on historical records, past experience and also quantitative and qualitative information that is reasonable and supportive forward-looking information. The directors believe that there is no significant increase in credit risk of these deposits since initial recognition and the Group provided impairment based on 12m ECL. The credit risk on the deposits is limited as these are paid to reputable landlords. The Group assesses the ECL for the amounts due are limited and no loss allowance is made for the years ended December 31, 2025, 2024 and 2023.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

28.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(i)	Credit risk and impairment assessment (continued)

Cash and cash equivalents

The credit risks on bank balances are limited because the counterparties are banks/financial institutions with high credit ratings assigned by international credit-rating agencies.

The tables below detail the credit risk exposures of the Group’s financial assets which are subject to ECL assessment:-

		Internal credit	12-month or	2025 Gross carrying amount	2025 Gross carrying amount	2024 Gross carrying amount
	Notes	rating	lifetime ECL	US$	HK$	HK$
Financial assets at amortised cost

Trade receivables	18		Lifetime ECL (provision matrix)	437,456	3,404,848	3,319,847
Deposits and other receivables	15		12-month ECL	3,130,320	24,364,221	23,470,279
Amounts due from related companies	16	(Note 1)	12-month ECL	2,053,584	15,983,658	17,304,600
Amounts due from shareholders	16	(Note 1)	12-month ECL	-	-	74,100

Note1: These balances are repayable on demand.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

28.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(ii)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in raising funds to meet commitments associated with financial instruments. Liquidity risk may result from an inability to sell a financial asset quickly at close to its fair value.

Prudent liquidity risk management implies maintaining sufficient cash. The Group monitors and maintains a level of bank balances deemed adequate to finance the Group’s operations.

The following table details the Group’s remaining contractual maturity for its financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The maturity profile of the Group’s financial liabilities as at 31 December 2025 and 2024, based on the contracted undiscounted payments, is as follows:-

	Within 1 year	2 to 5 years	Over 5 years	Total
	HK$	HK$	HK$	HK$

December 31, 2025

Bank loans	9,929,265	39,717,059	18,665,748	68,312,072
Loans from related companies	-	42,066,921	7,203,202	49,270,123
Loans from directors	-	48,854,141	-	48,854,141
Amounts due to related companies	402,561	-	-	402,561
Lease liabilities	34,049,654	29,626,146	-	63,675,800
Trade payables	12,567,498	-	-	12,567,498
Other payables	9,533,568	-	-	9,533,568

	66,482,546	160,264,267	25,868,950	252,615,763

US$	8,541,691	20,590,786	3,323,648	32,456,125

	Within 1 year	2 to 5 years	Over 5 years	Total
	HK$	HK$	HK$	HK$

December 31, 2024

Bank loans	10,013,806	40,055,223	28,845,729	78,914,758
Loans from related companies	16,802,118	24,606,150	5,379,624	46,787,892
Amounts due to directors	42,573,611	-	-	42,573,611
Amounts due to related companies	165,724	-	-	165,724
Lease liabilities	41,371,011	38,337,962	-	79,708,973
Trade payables	16,657,404	-	-	16,657,404
Other payables	5,740,176	-	-	5,740,176

	133,323,850	102,999,335	34,225,353	270,548,538

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

28.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(iii)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s cash deposits, bank loans and loans from related companies with floating interest rates.

At December 31, 2025, it is estimated that a general increase or decrease of 100 basis points in interest rates, with all other variables held constant, would increase or decrease the Group’s loss after tax by approximately HK$496,000 (US$64,000) (2024: decrease or increase Group’s profit after tax by approximately HK$594,000).

(b)	Fair values of financial instruments

The notional amounts of financial assets and financial liabilities with a maturity of less than one year are assumed to approximate their fair values.

The fair values of the amounts due from/to related companies, directors and the shareholders have not been determined as the timing of the expected cash flows of these balances cannot be reasonably determined because of the relationships.